UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: February 28, 2012

Date of reporting period:  May 31, 2011

Item 1. Schedule of Investments.

TWM Global Equity Income Fund
Schedule of Investments
May 31, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS - 94.41%
Aerospace & Defense - 9.56%
BAE Systems PLC (a)	693,400	$3,775,687
General Dynamics Corp.	45,300	3,362,166
Honeywell International, Inc.	79,400	4,728,270
United Technologies Corp.	87,300	7,662,321
		19,528,444
Air Freight & Logistics - 0.44%
Expeditors International of Washington, Inc.	17,000	897,940
Auto Components - 1.59%
Johnson Controls, Inc.	81,900	3,243,240
Beverages - 4.68%
Coca-Cola Co.	143,200	9,567,192
Capital Markets - 2.35%
Charles Schwab Corp.	81,900	1,475,019
Franklin Resources, Inc.	10,800	1,399,464
Northern Trust Corp.	20,800	1,014,832
T Rowe Price Group, Inc.	14,300	905,190
		4,794,505
Chemicals - 8.51%
Air Liquide SA (a)	27,700	3,860,300
Air Products & Chemicals, Inc.	20,900	1,987,381
Ecolab, Inc.	18,600	1,020,768
Linde AG (a)	19,200	3,254,439
PPG Industries, Inc.	20,500	1,818,350
Praxair, Inc.	21,400	2,264,976
Shin-Etsu Chemical Co Ltd. (a)	61,000	3,179,105
		17,385,319
Commercial Banks - 2.60%
Hang Seng Bank Ltd. (a)	84,400	1,353,151
Standard Chartered PLC (a)	147,200	3,952,112
		5,305,263
Electric Utilities - 0.64%
Power Assets Holdings Ltd. (a)	182,800	1,305,749
Electrical Equipment - 1.93%
Emerson Electric Co.	72,100	3,933,055
Food Products - 4.95%
Nestle SA (a)	157,200	10,106,632
Gas Utilities - 0.49%
Hong Kong & China Gas Co Ltd. (a)	434,610	1,004,191
Health Care Equipment & Supplies - 0.57%
Cie Generale d'Optique Essilor International SA (a)	14,300	1,160,580
Insurance - 11.55%
ACE Ltd. (a)	64,200	4,418,244
Aflac, Inc.	63,700	3,044,223
Chubb Corp.	56,800	3,725,512
Muenchener Rueckversicherungs AG (a)	60,800	9,345,055
QBE Insurance Group Ltd. (a)	161,900	3,058,887
		23,591,921
IT Services - 1.72%
Automatic Data Processing, Inc.	46,000	2,535,060
Paychex, Inc.	30,000	969,000
		3,504,060
Machinery - 3.07%
Dover Corp.	19,400	1,304,262
Illinois Tool Works, Inc.	43,800	2,510,616
Parker Hannifin Corp.	16,100	1,430,485
Stanley Black & Decker, Inc.	13,800	1,019,544
		6,264,907
Media - 3.65%
Mcgraw-Hill Cos, Inc.	36,100	1,533,167
Omnicom Group, Inc.	35,800	1,674,366
Pearson PLC (a)	116,500	2,191,961
WPP PLC (a)	164,000	2,045,718
		7,445,212
Multi-Utilities - 1.40%
Consolidated Edison, Inc.	54,100	2,870,546
Office Electronics - 3.72%
Canon, Inc. (a)	158,200	7,597,301
Oil, Gas & Consumable Fuels - 5.94%
Chevron Corp.	101,600	10,658,856
Imperial Oil Ltd. (a)	29,600	1,470,147
		12,129,003
Pharmaceuticals - 10.63%
Eli Lilly & Co.	152,900	5,883,592
Johnson & Johnson	148,800	10,012,752
Takeda Pharmaceutical Co Ltd. (a)	122,600	5,823,198
		21,719,542
Real Estate Management & Development - 2.32%
Cheung Kong Holdings Ltd. (a)	132,100	2,068,928
Hang Lung Properties Ltd. (a)	197,300	822,621
Sun Hung Kai Properties Ltd. (a)	119,100	1,856,117
		4,747,666
Semiconductors & Semiconductor Equipment - 4.94%
Intel Corp.	448,400	10,093,484
Software - 1.50%
SAP AG (a)	49,100	3,054,762
Specialty Retail - 2.52%
Hennes & Mauritz AB (a)	80,200	2,985,120
TJX Cos, Inc.	40,700	2,157,914
		5,143,034
Textiles, Apparel & Luxury Goods - 3.14%
Hermes International (a)	4,400	1,135,216
LVMH Moet Hennessy Louis Vuitton SA (a)	15,000	2,617,132
NIKE, Inc.	31,600	2,668,620
		6,420,968
TOTAL COMMON STOCKS (Cost $187,615,750)		192,814,516
	Principal
REAL ESTATE INVESTMENT TRUSTS - 1.80%
Real Estate Investment Trusts (REITs) - 1.80%
AvalonBay Communities, Inc.	8,200	$1,091,174
HCP, Inc.	30,300	1,149,582
Public Storage	12,100	1,431,914
		3,672,670
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $3,504,457)		3,672,670

	Amount	Value
SHORT TERM INVESTMENTS - 1.37%
Money Market Funds - 1.37%
STIT-Treasury Portfolio	2,794,990	2,794,990
TOTAL SHORT TERM INVESTMENTS (Cost $2,794,990)		2,794,990
Total Investments (Cost $193,915,197) - 97.58%		199,282,176
Other Assets in Excess of Liabilities - 2.42%		4,940,948
TOTAL NET ASSETS - 100.00%		$204,223,124

TWM Global Equity Income Fund
Schedule of Options Written
May 31, 2011 (Unaudited)

	Contracts	Value
CALL OPTIONS

Ace Ltd.
Expiration: June, 2011, Exercise Price: $67.50 (a)	375	$68,437
Aflac, Inc.
Expiration: August, 2011, Exercise Price: $55.00	573	20,055
Air Liquide SA
Expiration: June, 2011, Exercise Price: $100.00 (a)	172	10,859
Air Products & Chemicals, Inc.
Expiration: June, 2011, Exercise Price: $95.00	138	19,320
Automatic Data Processing, Inc.
Expiration: August, 2011, Exercise Price: $57.50	414	20,700
Canon, Inc.
Expiration: June, 2011, Exercise Price: $3,800.00 (a)	1,068	193,920
Chevron Corp.
Expiration: June, 2011, Exercise Price: $115.00	871	871
Chubb Corp.
Expiration: July, 2011, Exercise Price: $65.00	183	25,437
Coca-Cola Co.
Expiration: June, 2011, Exercise Price: $70.00	441	2,205
Expiration: August, 2011, Exercise Price: $70.00	848	36,464
Consolidated Edison, Inc.
Expiration: August, 2011, Exercise Price: $55.00	487	19,480
Eli Lilly & Co.
Expiration: July, 2011, Exercise Price: $37.00	1,200	216,000
Emerson Electric Co.
Expiration: June, 2011, Exercise Price: $60.00	567	2,835
General Host Corp.
Expiration: August, 2011, Exercise Price: $77.50	408	55,080
Honeywell International, Inc.
Expiration: June, 2011, Exercise Price: $60.00	408	28,560
Expiration: June, 2011, Exercise Price: $62.50	215	2,795
Illinois Tool Works, Inc.
Expiration: June, 2011, Exercise Price: $57.50	290	20,300
Intel Corp.
Expiration: July, 2011, Exercise Price: $21.00	2,043	339,138
Expiration: July, 2011, Exercise Price: $25.00	1,993	13,951
iShares MSCI EAFE Index Fund
Expiration: June, 2011, Exercise Price: $64.00	350	3,850
Expiration: July, 2011, Exercise Price: $63.00	800	46,400
Expiration: July, 2011, Exercise Price: $66.00	300	1,350
Johnson & Johnson
Expiration: July, 2011, Exercise Price: $65.00	687	190,986
Johnson Controls, Inc.
Expiration: July, 2011, Exercise Price: $42.00	642	22,470
Linde AG
Expiration: June, 2011, Exercise Price: $118.00 (a)	128	33,525
LVMH Moet Hennesst Louis Vuitton SA
Expiration: June, 2011, Exercise Price: $120.00 (a)	99	45,590
Nestle SA
Expiration: June, 2011, Exercise Price: $54.00 (a)	1,041	132,429
Expiration: July, 2011, Exercise Price: $56.00 (a)	374	16,225
NIKE, Inc.
Expiration: July, 2011, Exercise Price: $85.00	249	53,784
Praxair, Inc.
Expiration: July, 2011, Exercise Price: $110.00	184	11,040
SAP AG
Expiration: June, 2011, Exercise Price: $46.00 (a)	388	4,467
Standard Chartered PLC
Expiration: June, 2011, Exercise Price: $18.30 (a)	106	5,955
Takeda Pharmaceutical Co Ltd.
Expiration: June, 2011, Exercise Price: $4,000.00 (a)	814	4,194
TJX Cos, Inc.
Expiration: July, 2011, Exercise Price: $55.00	366	25,620
United Technologies Corp.
Expiration: June, 2011, Exercise Price: $90.00	268	8,308
Expiration: August, 2011, Exercise Price: $92.50	518	48,692
		1,751,292
Total Options Written (Premiums received $1,421,422)		$1,751,292

TWM Global Equity Income Fund
Schedule of Open Futures Contracts
May 31, 2011 (Unaudited)

	Number		Unrealized
	of Contracts	Settlement	Appreciation/
Description	Purchased	Month	(Depreciation)
Emini MSCI EAFE	45	June-11	90,984
S&P 500 Emini	57	June-11	45,777
Total Futures Contracts Purchased			136,761

Footnotes

Percentages are stated as a percent of net assets.

(a) Foreign Issued Security

The cost basis of investments for federal income tax purposes at May 31, 2011 was as follows*

Cost of investments	$193,915,197
Gross unrealized appreciation on futures	134,860
Gross unrealized appreciation on investments	7,971,223
Gross unrealized appreciation on options	546,542
Gross unrealized depreciation on investments	(2,604,244)
Gross unrealized depreciation on options	(876,412)
Net unrealized appreciation	$5,171,969

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
Tax adjustments will be made as part of the Fund's first annual report, which will be dated Feburary 28, 2012.

Summary of Fair Value Exposure at May 31, 2011 (Unaudited)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2011, in valuing the Fund’s investments carried at fair value:

Description	Level 1	Level 2	Level 3	Total
Equity
Common Stock1	$192,814,516	-	-	$192,814,516
Real Estate Investment Trusts	3,672,670	-	-	3,672,670
Total Equity	196,487,186	-	-	196,487,186

Short-Term Investments	2,794,990		-	2,794,990
Total Investment in Securities	$199,282,176	$-	$-	$199,282,176

Other Financial Instruments*	$(193,109)	-	-	$(193,109)

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, written options, and securities held short which are valued at the unrealized appreciation / depreciation on the instrument.

1 For further breakdown of Common Stock by Industry type, please refer to the Schedule of Investments.
There were no significant transfers between Levels 1 and 2 during the period ended May 31, 2011
The Fund held no Level 3 securities during the period ended May 31, 2011.

Disclosures About Derivative Instruments and Hedging Activities. (Unaudited)

The fair value of derivative instruments as reported within this Schedule of Investments as of May 31, 2011 was as follows:

Derivatives not accounted for
as hedging instruments
Fair Value
Written Options	$1,751,292
Futures Contracts	7,747,140
Total	$9,498,432

The Effect of Derivative Instruments on income for the period March 1, 2011 through May 31, 2011 was as follows:

Amount of Realized Gain or (Loss) on Derivatives
Recognized in Income
Derivatives not accounted for	Period
as hedging instruments	March 1, 2011
through
May 31, 2011
Written Options	$(649,199)
Futures Contracts	36,503
Total	$(612,696)

Change in Unrealized Appreciation or (Depreciation) on Derivatives
Recognized in Income
Derivatives not accounted for	Period
as hedging instruments	March 1, 2011
through
May 31, 2011
Written Options	$(328,530)
Futures Contracts	136,761
Total	$(191,769)

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Professional Managers

By       /s/ Joseph Neuberger
  Joseph Neuberger, President

Date   July 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ Joseph Neuberger
  Joseph Neuberger, President

Date   July 27, 2011

By       /s/ John Buckel
 John Buckel, Treasurer

Date   July 26, 2011